EARNINGS PER COMMON SHARE	9 Months Ended
Sep. 29, 2012
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

12.            EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share (“EPS”).

	Nine Months Ended		Three Months Ended
In thousands	September 29, 2012 (39 Weeks)	October 1, 2011 (39 Weeks)	September 29, 2012 (13 Weeks)	October 1, 2011 (13 Weeks)
(Loss) income from continuing operations, basic(a)	$(120,674)	$(99,878)	$(19,393)	$7,003
Convertible Notes interest expense(b)	--	--	--	--
(Loss) income from continuing operations, diluted(a)	$(120,674)	$(99,878)	$(19,393)	$7,003

Basic weighted average shares outstanding	107,692	94,443	113,109	94,483
Stock options and nonvested shares(c)(d)	--	--	--	840
Convertible Notes(a)(b)	--	--	--	--
Diluted weighted average shares outstanding(a)(b)(c)(d)	107,692	94,443	113,109	95,323

(Loss) earnings per share:
Basic and Diluted
(Loss) income from continuing operations	$(1.12)	$(1.06)	$(0.17)	$0.07
(Loss) income from discontinued operations	$(0.10)	$(3.18)	$--	$(2.34)
Net loss	$(1.22)	$(4.24)	$(0.17)	$(2.27)

(a)

Because the Company incurred a loss from continuing operations for the nine and three months ended September 29, 2012 and nine months ended October 1, 2011, approximately 13.7 million, 8.9 million and 25.2 million potentially dilutive shares issuable upon conversion of the Convertible Notes, respectively, were considered antidilutive for such periods, and were excluded from the computation of diluted loss per share.

(b)

Interest expense of $2.3 million and approximately 25.2 million shares issuable upon conversion of the Convertible Notes were considered antidilutive and were excluded from the computation of diluted loss per share for three months ended October 1, 2011.

(c)

Excludes approximately 1.2 million and 0.8 million nonvested shares for the nine and three months ended September 29, 2012 and October 1, 2011, respectively, for which the performance criteria have not yet been achieved.

(d)

Because the Company incurred a loss from continuing operations for the nine and three months ended September 29, 2012 and nine months ended October 1, 2011, all outstanding stock options and nonvested shares are antidilutive for such periods. Accordingly, for the nine and three months ended September 29, 2012 and nine months ended October 1, 2011, approximately 5.9 million, 5.9 million and 7.6 million outstanding stock options, respectively, and approximately 0.5 million, 0.5 million and 1.0 million outstanding nonvested shares, respectively, were excluded from the computation of diluted loss per share.